Background (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012
Background
Parent Interest in Reporting Entity	100.00%
Percentage Held in Parent by Ultimate Parent	100.00%
Common Stock Shares Sold by Investors Group to Underwriter	60,050,777	50,000,000	50,000,000
Shares of common stock acquired	23,200,000
Common stock of Hertz Holdings owned by the Sponsors (as a percent)	13.00%	26.00%	26.00%